Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 520,000
Previously Paid Amount	0.00
Total Fee Amount	71.81
Total Offset Amount	0.00
Net Fee	71.81
Narrative - Max Aggregate Offering Price	$ 520,000
Final Prospectus	true